LVIP Western Asset Core Bond Fund

Schedule of Investments

September 30, 2021 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.53%
•Fannie Mae Connecticut
Avenue Securities Series 2014-C04 1M2 4.99% (LIBOR01M + 4.90%) 11/25/24	1,648,998	$1,710,519
Fannie Mae REMICs
*•Series 2010-100 SV 6.54% (LIBOR01M + 6.63%) 9/25/40	1,590,919	379,237
*Series 2012-101 BI 4.00% 9/25/27	85,052	4,227
*•Series 2013-124 SB 5.86% (LIBOR01M + 5.95%) 12/25/43	326,613	59,459
*•Series 2013-54 BS 6.06% (LIBOR01M + 6.15%) 6/25/43	114,868	22,864
*•Series 2016-61 BS 6.01% (LIBOR01M + 6.10%) 9/25/46	2,050,535	367,552
*•Series 2017-76 SB 6.01% (LIBOR01M + 6.10%) 10/25/57	1,617,844	346,252
*•Series 2017-85 SC 6.11% (LIBOR01M + 6.20%) 11/25/47	351,036	66,882
Series 2020-47 GZ 2.00% 7/25/50	820,235	763,178
*Fannie Mae REMICs
Series 2020-56 DI 2.50% 8/25/50	1,084,549	172,834
Series 2020-57 NI 2.50% 8/25/50	841,113	127,592
Series 2021-1 IG 2.50% 2/25/51	2,030,762	316,688
Series 2021-3 IB 2.50% 2/25/51	2,618,245	439,540
Series 2021-3 QI 2.50% 2/25/51	2,472,838	335,623
Freddie Mac REMICs
*•Series 3973 SA 6.41% (LIBOR01M + 6.49%) 12/15/41	813,757	171,030
Series 4793 CB 3.00% 5/15/48	1,118,494	1,172,222
Series 4793 CD 3.00% 6/15/48	737,097	772,526
Series 4813 CJ 3.00% 8/15/48	536,181	557,513
*Series 5059 IB 2.50% 1/25/51	1,921,765	312,399
*Freddie Mac REMICs
Series 5010 IK 2.50% 9/25/50	580,561	80,885
Series 5010 JI 2.50% 9/25/50	1,382,425	216,078
Series 5013 IN 2.50% 9/25/50	570,832	93,954
Series 5018 MI 2.00% 10/25/50	1,228,484	164,099
*•Freddie Mac Strips
Series 334 S7 6.02% (LIBOR01M + 6.10%) 8/15/44	1,250,277	245,927
Series 353 S1 5.92% (LIBOR01M + 6.00%) 12/15/46	525,417	99,061
GNMA
*•Series 2007-51 SG 6.49% (LIBOR01M + 6.58%) 8/20/37	188,314	36,905
Series 2010-42 PC 5.00% 7/20/39	24,441	24,641
*Series 2013-53 OI 3.50% 4/20/43	1,093,907	114,374
*•Series 2016-135 SB 6.02% (LIBOR01M + 6.10%) 10/16/46	347,070	91,371
*•Series 2016-21 ST 6.06% (LIBOR01M + 6.15%) 2/20/46	1,682,950	371,256
*Series 2016-84 IG 4.50% 11/16/45	2,417,323	448,367

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
*•Series 2017-H22 IC 2.32% 11/20/67	1,799,293	$166,631
•Series 2018-H13 FC 0.39% (LIBOR01M + 0.30%) 7/20/68	568,820	569,674
*Series 2020-160 IH 2.50% 10/20/50	385,860	53,749
*Series 2020-160 YI 2.50% 10/20/50	1,997,529	279,182
GNMA
Series 2019-123 A 3.00% 10/20/49	28,528	28,458
*Series 2020-123 IL 2.50% 8/20/50	477,346	64,961
*Series 2020-123 NI 2.50% 8/20/50	1,413,539	190,916
*Series 2020-127 IN 2.50% 8/20/50	657,811	88,498
*Series 2020-129 IE 2.50% 9/20/50	572,300	78,301
*Series 2020-160 VI 2.50% 10/20/50	573,970	80,640
*Series 2020-47 MI 3.50% 4/20/50	1,436,515	217,529
*Series 2020-47 NI 3.50% 4/20/50	448,012	74,383
•Series 2020-H12 F 0.59% (LIBOR01M + 0.50%) 7/20/70	167,773	169,793
•Series 2020-H13 FA 0.54% (LIBOR01M + 0.45%) 7/20/70	532,198	536,495
•Series 2020-H13 FC 0.54% (LIBOR01M + 0.45%) 7/20/70	152,990	154,231

Total Agency Collateralized Mortgage Obligations (Cost $12,468,337)		12,838,496

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.49%
Fannie Mae-Aces
2.50% 10/25/37	186,315	196,604
3.27% 2/25/29	640,000	710,649
3.45% 1/1/29	830,000	932,610
•Series 2013-M6 1AC 3.54% 2/25/43	73,812	81,715
*•Series 2015-M4 X2 0.61% 7/25/22	7,930,577	1,398
Series 2016-M11 AL 2.94% 7/25/39	291,225	297,185
Series 2018-M15 1A2 3.70% 1/25/36	1,200,000	1,351,730
•Series 2018-M9 APT2 3.22% 4/25/28	97,818	107,170
•Series 2019-M23 3A3 2.72% 10/25/31	599,480	649,607
Series 2019-M4 A2 3.61% 2/25/31	330,000	381,476
*◆•Freddie Mac Multifamily Structured Pass Through Certificates
Series K058 X1 1.05% 8/25/26	27,206,092	1,082,432
Series K094 X1 1.02% 6/25/29	2,993,095	180,195
Series K094 XAM 1.28% 6/25/29	4,850,000	399,090
Series K095 XAM 1.37% 6/25/29	1,200,000	105,350
Series K101 X1 0.95% 10/25/29	1,195,965	71,745
Series K104 XAM 1.51% 2/25/52	2,500,000	261,892
Series K116 X1 1.53% 7/25/30	898,609	95,502
Series K-1520 X1 0.58% 2/25/36	4,997,467	266,772
Series K737 X1 0.75% 10/25/26	8,452,129	235,579
Series K741 X1 0.66% 12/25/27	2,999,240	95,961

LVIP Western Asset Core Bond Fund–1

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
*◆•Freddie Mac Multifamily Structured Pass Through Certificates (continued)
Series K742 X1 0.87% 3/25/28	6,199,243	$246,763
Series K743 X1 1.03% 5/25/28	4,000,000	224,240
Series KC05 X1 1.34% 6/25/27	1,573,380	67,919
GNMA
•Series 2013-107 AD 2.77% 11/16/47	660,548	687,060
*•Series 2013-50 IO 0.13% 10/16/48	13,710,166	94,809
*•Series 2013-74 IO 0.57% 12/16/53	21,567,438	352,587
•Series 2014-17 AM 3.32% 6/16/48	7,158	7,666
*•Series 2016-128 IO 0.82% 9/16/56	10,058,509	488,759
*•Series 2017-145 IO 0.58% 4/16/57	2,807,943	127,598
*•Series 2017-157 IO 0.67% 12/16/59	1,344,478	74,315
*•Series 2017-8 IO 0.52% 8/16/58	2,074,366	83,410
*•Series 2020-109 AI 0.87% 5/16/60	2,330,668	176,172
*•Series 2020-184 IO 0.91% 11/16/60	2,953,540	239,834
*•Series 2021-110 IO 0.88% 11/16/63	4,946,634	409,513
*•Series 2021-133 IO 0.89% 7/16/63	5,955,959	489,844
*•Series 2021-37 IO 0.81% 1/16/61	2,967,904	215,390
*•Series 2021-60 IO 0.84% 5/16/63	2,479,275	194,173
*•Series 2021-68 IO 0.90% 10/16/62	2,979,232	234,235

Total Agency Commercial Mortgage-Backed Securities (Cost $13,952,824)		11,918,949

AGENCY MORTGAGE-BACKED SECURITIES–18.84%
Fannie Mae
2.26% 4/1/30	1,263,432	1,324,949
2.95% 7/1/27	1,429,078	1,547,481
3.04% 6/1/29	1,000,000	1,099,832
3.08% 1/1/28	2,670,000	2,912,778
3.16% 5/1/29	387,928	425,863
4.00% 8/1/56	6,768,624	7,590,662
4.00% 6/1/57	1,496,983	1,665,226
4.50% 9/1/57	1,893,493	2,116,650
4.50% 8/1/58	1,960,527	2,210,256
4.50% 1/1/59	200,365	225,887
*Fannie Mae REMICs REMIC 2.50% 4/25/49	3,872,092	560,489
Fannie Mae S.F. 15 yr
1.50% 12/1/35	465,216	471,365
1.50% 3/1/36	93,939	94,934
3.50% 4/1/32	2,326,195	2,524,439
Fannie Mae S.F. 15 yr TBA 1.50% 10/1/36	16,300,000	16,461,090
Fannie Mae S.F. 20 yr
2.50% 9/1/36	534,248	552,758
2.50% 3/1/38	1,597,792	1,653,439
2.50% 3/1/41	866,769	913,885
2.50% 4/1/41	3,103,337	3,264,538
2.50% 5/1/41	2,537,892	2,643,009
3.00% 7/1/35	458,268	487,063
3.00% 2/1/36	1,134,117	1,202,356

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 20 yr (continued)
3.00% 4/1/36	871,355	$922,501
3.00% 7/1/36	1,834,359	1,942,206
3.00% 8/1/36	2,979,008	3,157,480
3.00% 10/1/36	3,763,625	3,993,711
3.00% 12/1/36	2,711,963	2,875,211
3.00% 6/1/38	944,116	998,858
3.00% 3/1/40	877,294	920,965
3.50% 12/1/34	582,820	630,875
3.50% 1/1/35	363,983	393,107
3.50% 2/1/37	234,496	252,579
3.50% 3/1/37	154,140	164,667
3.50% 12/1/37	258,781	280,589
3.50% 8/1/39	217,156	231,760
3.50% 2/1/40	895,223	969,859
Fannie Mae S.F. 30 yr
2.00% 8/1/50	259,559	261,809
2.00% 9/1/50	260,474	262,731
2.00% 1/1/51	1,521,886	1,529,705
2.00% 2/1/51	9,000,675	9,076,224
2.00% 3/1/51	9,418,567	9,482,552
2.00% 4/1/51	8,586,767	8,655,660
2.00% 5/1/51	4,361,677	4,394,472
2.00% 7/1/51	1,290,214	1,301,763
2.50% 9/1/50	475,599	499,881
2.50% 10/1/50	2,012,314	2,088,981
2.50% 11/1/50	2,133,308	2,221,583
2.50% 12/1/50	279,343	289,620
2.50% 1/1/51	2,519,951	2,617,399
2.50% 2/1/51	3,723,692	3,869,060
2.50% 3/1/51	585,897	612,230
2.50% 4/1/51	884,311	921,146
2.50% 5/1/51	1,082,283	1,123,357
2.50% 6/1/51	6,074,537	6,314,125
2.50% 7/1/51	2,675,225	2,785,775
2.50% 8/1/51	1,195,477	1,241,823
2.50% 9/1/51	100,000	104,894
3.00% 9/1/46	82,460	87,883
3.00% 10/1/46	1,173,146	1,259,326
3.00% 12/1/46	700,011	752,068
3.00% 1/1/47	8,578,410	9,251,272
3.00% 2/1/47	1,519,170	1,628,119
3.00% 9/1/49	2,664,674	2,873,364
3.00% 1/1/50	1,323,243	1,399,368
3.00% 2/1/50	1,147,829	1,213,536
3.00% 4/1/50	3,090,037	3,276,026
3.00% 7/1/50	420,820	446,563
3.00% 8/1/50	568,955	603,961
3.00% 9/1/50	1,009,230	1,068,957
3.00% 9/1/51	496,426	528,011
3.50% 12/1/42	150,926	164,323
3.50% 3/1/43	1,153,878	1,252,131
3.50% 11/1/44	11,390,090	12,432,431
3.50% 2/1/45	157,348	170,460

LVIP Western Asset Core Bond Fund–2

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.50% 4/1/45	264,795	$286,039
3.50% 12/1/46	1,559,297	1,693,306
3.50% 2/1/47	454,378	485,849
3.50% 3/1/47	832,121	886,584
3.50% 5/1/47	3,782,990	4,058,970
3.50% 6/1/47	391,996	418,967
3.50% 9/1/47	4,300,000	4,613,931
3.50% 10/1/47	333,182	359,809
3.50% 2/1/48	310,635	330,812
3.50% 3/1/48	185,320	197,110
3.50% 4/1/48	2,702,094	2,911,240
3.50% 7/1/48	477,453	509,155
3.50% 11/1/48	5,250,692	5,637,577
3.50% 6/1/49	90,775	96,856
3.50% 8/1/50	275,450	294,923
3.50% 9/1/50	343,534	363,793
4.00% 11/1/42	862,636	955,115
4.00% 10/1/44	11,908,373	13,183,508
4.00% 2/1/47	234,240	254,949
4.00% 4/1/47	89,312	97,015
4.00% 5/1/47	2,843,161	3,110,158
4.00% 7/1/47	389,295	420,582
4.00% 9/1/47	1,088,346	1,173,352
4.00% 10/1/47	283,800	306,051
4.00% 12/1/47	283,266	305,504
4.00% 1/1/48	274,808	297,210
4.00% 9/1/48	2,130,517	2,294,628
4.00% 11/1/48	273,262	294,628
4.00% 1/1/49	3,439,869	3,713,815
4.00% 6/1/49	424,145	460,078
4.00% 7/1/50	1,133,924	1,228,725
4.00% 12/1/50	158,001	172,357
4.50% 6/1/38	1,050,990	1,168,064
4.50% 6/1/39	863,496	964,723
4.50% 10/1/41	537,808	602,515
4.50% 1/1/42	2,105,053	2,358,326
4.50% 10/1/43	1,035,484	1,160,033
4.50% 3/1/44	5,678	6,307
4.50% 8/1/44	1,694,610	1,895,805
4.50% 3/1/46	1,463,007	1,641,987
4.50% 5/1/46	73,850	81,609
4.50% 6/1/47	1,548,010	1,689,637
4.50% 6/1/48	573,548	633,612
4.50% 7/1/48	772,122	849,918
4.50% 8/1/48	1,197,550	1,324,737
4.50% 10/1/48	975,982	1,071,190
4.50% 11/1/48	605,582	666,878
4.50% 12/1/48	678,868	742,876
4.50% 5/1/49	1,057,830	1,161,841
4.50% 9/1/49	4,316,402	4,765,010
4.50% 3/1/50	647,334	717,469
5.00% 4/1/37	16,093	18,201
5.00% 5/1/48	183,004	202,561

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.00% 8/1/48	166,123	$182,837
5.00% 9/1/48	1,532,622	1,701,143
5.00% 10/1/48	273,833	301,598
5.00% 11/1/48	919,655	1,012,053
5.00% 12/1/48	903,840	996,430
5.00% 9/1/49	2,291,056	2,555,833
5.00% 12/1/49	103,485	113,782
5.00% 3/1/50	549,937	604,211
5.50% 5/1/34	372,834	429,918
5.50% 9/1/36	493,511	568,662
5.50% 1/1/38	1,497,700	1,723,338
5.50% 1/1/39	558,896	646,104
5.50% 3/1/40	987,076	1,138,241
5.50% 3/1/41	503,304	579,966
5.50% 6/1/41	313,531	363,170
5.50% 7/1/41	1,075,341	1,245,349
6.00% 1/1/39	46,308	54,724
6.00% 10/1/39	578,608	682,606
6.00% 4/1/40	43,325	51,116
6.00% 10/1/40	205,207	242,105
6.00% 7/1/41	984,411	1,162,015
Fannie Mae S.F. 30 yr TBA
2.00% 11/1/51	6,500,000	6,505,840
2.50% 10/14/51	11,500,000	11,857,129
2.50% 11/1/51	6,600,000	6,792,070
3.00% 10/1/51	1,800,000	1,883,461
3.50% 10/1/51	100,000	105,807
*=Freddie Mac REMICs
2.00% 6/25/49	2,000,000	238,120
2.50% 1/25/49	4,200,000	561,498
Freddie Mac S.F. 15 yr
3.00% 9/1/32	223,636	236,351
3.00% 10/1/32	200,735	212,144
3.00% 10/1/33	162,169	171,503
3.00% 12/1/33	51,134	53,995
Freddie Mac S.F. 20 yr
2.00% 9/1/41	4,082,830	4,154,847
2.50% 4/1/41	192,107	200,065
3.00% 6/1/36	99,059	104,859
3.50% 1/1/38	1,004,878	1,088,091
4.50% 8/1/23	691,406	745,703
Freddie Mac S.F. 30 yr
2.00% 11/1/50	1,310,659	1,319,689
2.00% 2/1/51	5,378,454	5,427,624
2.00% 3/1/51	4,255,578	4,285,380
2.00% 4/1/51	2,257,388	2,274,178
2.00% 5/1/51	8,314,334	8,393,023
2.00% 6/1/51	1,382,785	1,395,163
2.50% 11/1/50	1,008,033	1,051,331
2.50% 12/1/50	2,142,271	2,224,940
2.50% 1/1/51	1,757,748	1,823,601
2.50% 2/1/51	465,954	483,856
2.50% 3/1/51	95,765	100,505

LVIP Western Asset Core Bond Fund–3

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
2.50% 5/1/51	194,959	$205,269
2.50% 7/1/51	6,242,306	6,491,416
2.50% 8/1/51	1,492,037	1,555,651
2.50% 9/1/51	199,812	207,696
3.00% 1/1/47	3,246,603	3,481,259
3.00% 9/1/47	2,249,213	2,421,802
3.00% 3/1/48	2,076,647	2,223,113
3.00% 9/1/48	53,598	57,330
3.00% 9/1/49	638,042	682,877
3.00% 12/1/49	1,239,792	1,304,521
3.00% 1/1/50	181,462	193,179
3.00% 2/1/50	2,159,285	2,270,624
3.00% 7/1/50	2,322,845	2,457,955
3.00% 8/1/50	265,813	279,448
3.00% 9/1/50	10,944,422	11,581,562
3.00% 11/1/50	6,193,308	6,558,623
3.00% 9/1/51	199,693	210,112
3.50% 7/1/47	3,260,728	3,530,181
3.50% 11/1/47	4,382,951	4,662,477
3.50% 3/1/48	439,722	467,804
3.50% 3/1/50	543,900	578,838
4.00% 8/1/44	21,765	23,876
4.00% 5/1/45	14,801	16,225
4.00% 10/1/45	23,096	25,227
4.00% 11/1/45	18,437	20,109
4.00% 9/1/46	388,427	421,488
4.00% 12/1/46	21,405	23,111
4.00% 10/1/47	6,845,821	7,345,458
4.00% 4/1/49	1,356,529	1,481,360
4.00% 3/1/50	255,244	275,750
4.50% 10/1/35	230,461	256,594
4.50% 3/1/49	2,828,608	3,104,742
5.00% 10/1/48	145,720	160,394
5.00% 11/1/48	198,105	219,309
5.00% 1/1/49	23,332	25,659
•Freddie Mac Structured Agency Credit Risk Debt Notes Series 2021-DNA2 M2 2.35% (SOFR30A + 2.30%) 8/25/33	1,180,000	1,208,917
GNMA I S.F. 30 yr
3.00% 9/15/42	662,734	708,908
3.00% 10/15/42	58,511	62,016
3.50% 5/15/50	603,370	644,053
4.00% 3/15/50	48,677	52,283
GNMA II S.F. 30 yr
2.00% 12/20/50	3,898,431	3,959,369
2.00% 3/20/51	2,132,634	2,165,554
2.50% 12/20/50	1,044,870	1,086,528
3.00% 1/20/46	94,645	99,616
3.00% 8/20/46	703,855	741,341
3.00% 11/20/46	370,443	389,960
3.00% 2/20/47	125,542	132,283
3.00% 4/20/47	62,991	66,369
3.00% 9/20/47	491,118	515,742
3.00% 2/20/48	7,308	7,657
3.00% 1/20/50	1,154,398	1,207,558

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
3.00% 3/20/50	1,384,769	$1,448,810
3.00% 7/20/51	1,059,571	1,108,351
3.50% 3/20/45	15,240	16,268
3.50% 1/20/46	241,903	258,614
3.50% 3/20/46	1,171,243	1,245,834
3.50% 4/20/46	659,732	699,622
3.50% 5/20/46	314,682	334,388
3.50% 6/20/46	534,773	568,706
3.50% 7/20/46	326,922	347,018
3.50% 9/20/46	102,480	108,898
3.50% 9/20/47	4,405,014	4,669,976
3.50% 10/20/47	781,474	835,488
3.50% 9/20/48	3,280,925	3,478,561
3.50% 10/20/49	294,890	305,399
3.50% 2/20/50	264,951	280,149
3.50% 7/20/50	358,035	376,635
3.50% 10/20/50	1,216,263	1,279,629
3.50% 11/20/50	946,184	995,219
4.00% 6/20/47	2,674,403	2,867,730
4.00% 9/20/47	1,672,445	1,791,624
4.00% 11/20/47	863,320	924,812
4.00% 12/20/47	362,005	387,780
4.00% 2/20/48	1,103,933	1,181,437
4.00% 3/20/48	403,210	431,912
4.00% 4/20/48	266,643	285,632
4.00% 10/20/49	236,968	255,403
4.00% 11/20/49	1,662,325	1,748,673
4.00% 1/20/50	216,775	236,612
4.00% 2/20/50	1,210,257	1,287,371
4.00% 3/20/50	120,026	131,367
4.00% 4/20/50	921,887	1,000,477
4.50% 7/20/32	418	446
4.50% 6/20/34	1,046	1,157
4.50% 2/20/40	3,468	3,838
4.50% 8/20/45	5,147	5,713
4.50% 8/20/47	459,490	497,783
4.50% 4/20/48	873,718	936,430
4.50% 6/20/48	20,320	21,816
4.50% 7/20/48	17,864	19,094
4.50% 8/20/48	3,617,730	3,875,561
4.50% 10/20/48	784,554	837,379
4.50% 12/20/48	1,274,400	1,361,054
4.50% 1/20/49	243,164	260,426
4.50% 2/20/50	2,321,195	2,479,876
4.50% 3/20/50	326,719	347,648
4.50% 5/20/50	3,292,586	3,504,466
4.50% 11/20/50	1,803,098	1,923,764
4.50% 12/20/50	416,322	445,747
GNMA II S.F. 30 yr TBA
2.50% 10/1/51	2,900,000	2,993,684
3.00% 10/1/51	4,600,000	4,805,922

Total Agency Mortgage-Backed Securities (Cost $450,496,748)		456,007,167

LVIP Western Asset Core Bond Fund–4

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–33.55%
Aerospace & Defense–1.33%
Boeing
2.70% 2/1/27	220,000	$227,702
2.80% 3/1/27	320,000	333,188
3.10% 5/1/26	250,000	264,243
3.20% 3/1/29	1,090,000	1,134,256
3.25% 2/1/35	3,280,000	3,279,697
3.75% 2/1/50	420,000	423,918
4.88% 5/1/25	3,320,000	3,694,865
5.15% 5/1/30	1,370,000	1,607,955
5.71% 5/1/40	1,130,000	1,435,954
5.81% 5/1/50	2,610,000	3,479,053
5.93% 5/1/60	470,000	642,055
General Dynamics
4.25% 4/1/40	60,000	73,129
4.25% 4/1/50	280,000	353,987
L3Harris Technologies
4.85% 4/27/35	580,000	715,386
5.05% 4/27/45	80,000	104,480
Lockheed Martin
3.55% 1/15/26	936,000	1,028,946
4.50% 5/15/36	240,000	297,336
Northrop Grumman
2.93% 1/15/25	1,600,000	1,695,027
3.25% 1/15/28	660,000	714,052
5.25% 5/1/50	4,450,000	6,240,371
Raytheon Technologies
2.25% 7/1/30	750,000	757,324
3.13% 7/1/50	2,000,000	2,020,863
3.95% 8/16/25	980,000	1,079,285
4.13% 11/16/28	480,000	546,329

		32,149,401

Agriculture–0.69%
Altria Group
2.35% 5/6/25	230,000	238,474
2.45% 2/4/32	950,000	910,318
3.40% 2/4/41	800,000	757,631
4.40% 2/14/26	1,370,000	1,538,711
4.80% 2/14/29	117,000	134,455
5.80% 2/14/39	530,000	651,731
5.95% 2/14/49	570,000	721,888
6.20% 2/14/59	678,000	877,709
BAT Capital
3.56% 8/15/27	2,980,000	3,210,754
3.73% 9/25/40	750,000	723,586
4.54% 8/15/47	1,230,000	1,274,226
Cargill
1.38% 7/23/23	850,000	865,680
Philip Morris International
1.13% 5/1/23	510,000	516,467
2.10% 5/1/30	1,060,000	1,053,282
2.50% 8/22/22	200,000	204,078
4.50% 3/20/42	2,340,000	2,756,458

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture (continued)
Reynolds American
5.85% 8/15/45	200,000	$239,971

		16,675,419

Airlines–0.13%
Delta Air Lines
4.50% 10/20/25	1,530,000	1,637,100
4.75% 10/20/28	1,460,000	1,627,900

		3,265,000

Apparel–0.13%
NIKE
2.40% 3/27/25	500,000	524,708
2.75% 3/27/27	420,000	450,934
2.85% 3/27/30	1,600,000	1,720,512
3.25% 3/27/40	430,000	470,632

		3,166,786

Auto Manufacturers–0.23%
BMW US Capital 2.80% 4/11/26	644,000	685,278
Ford Motor Credit 3.10% 5/4/23	1,366,000	1,388,198
General Motors 6.75% 4/1/46	191,000	272,364
General Motors Financial
3.45% 4/10/22	1,140,000	1,151,912
3.70% 5/9/23	2,090,000	2,180,584

		5,678,336

Banks–9.69%
Banco Santander
•1.24% (LIBOR03M + 1.12%) 4/12/23	600,000	608,158
2.75% 5/28/25	2,600,000	2,727,316
3.85% 4/12/23	1,000,000	1,050,137
Bank of America
µ1.32% 6/19/26	190,000	189,954
µ1.90% 7/23/31	1,710,000	1,648,913
µ2.59% 4/29/31	1,010,000	1,030,834
3.30% 1/11/23	840,000	871,733
µ3.55% 3/5/24	1,600,000	1,667,909
µ3.59% 7/21/28	3,730,000	4,089,183
µ3.97% 3/5/29	2,000,000	2,224,323
µ3.97% 2/7/30	1,170,000	1,309,842
µ4.08% 3/20/51	4,850,000	5,739,136
4.25% 10/22/26	3,410,000	3,838,276
µ4.33% 3/15/50	950,000	1,164,821
4.45% 3/3/26	5,111,000	5,722,938
5.00% 1/21/44	2,180,000	2,859,752
Bank of Montreal
1.85% 5/1/25	1,670,000	1,718,425
µ3.80% 12/15/32	300,000	328,696
Bank of New York Mellon 1.60% 4/24/25	500,000	511,097
Bank of Nova Scotia 1.30% 6/11/25	860,000	865,830
µBarclays
4.97% 5/16/29	1,900,000	2,208,973
5.09% 6/20/30	800,000	923,102

LVIP Western Asset Core Bond Fund–5

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Barclays Bank 1.70% 5/12/22	680,000	$685,357
BBVA USA 3.88% 4/10/25	892,000	973,625
BNP Paribas
µ2.22% 6/9/26	1,080,000	1,108,491
3.38% 1/9/25	500,000	533,112
µ4.38% 3/1/33	420,000	460,455
4.40% 8/14/28	1,790,000	2,040,348
4.63% 3/13/27	390,000	438,123
µ4.71% 1/10/25	3,170,000	3,432,197
µ5.20% 1/10/30	1,260,000	1,498,847
BPCE 5.15% 7/21/24	780,000	861,874
Canadian Imperial Bank of Commerce 0.95% 6/23/23	840,000	846,968
Citigroup
µ1.68% 5/15/24	960,000	978,674
µ2.57% 6/3/31	4,220,000	4,301,463
µ3.11% 4/8/26	670,000	711,373
3.30% 4/27/25	4,070,000	4,386,757
4.45% 9/29/27	11,160,000	12,691,028
4.65% 7/23/48	2,030,000	2,618,599
4.75% 5/18/46	620,000	778,535
8.13% 7/15/39	60,000	102,536
Cooperatieve Rabobank 4.38% 8/4/25	3,000,000	3,325,889
µCredit Agricole
1.91% 6/16/26	710,000	723,506
4.00% 1/10/33	550,000	594,189
Credit Suisse
1.00% 5/5/23	5,100,000	5,146,999
2.95% 4/9/25	980,000	1,038,838
µCredit Suisse Group
3.09% 5/14/32	1,110,000	1,135,004
4.19% 4/1/31	1,680,000	1,881,683
Credit Suisse Group Funding Guernsey 4.55% 4/17/26	1,141,000	1,281,714
Danske Bank
1.23% 6/22/24	200,000	201,978
µ3.24% 12/20/25	350,000	371,825
3.88% 9/12/23	410,000	433,764
5.00% 1/12/22	1,920,000	1,943,081
5.38% 1/12/24	1,970,000	2,162,080
Goldman Sachs Group
µ2.91% 7/21/42	760,000	749,324
3.20% 2/23/23	970,000	1,004,973
µ3.21% 4/22/42	330,000	341,134
3.50% 4/1/25	620,000	666,564
3.50% 11/16/26	5,140,000	5,554,384
3.63% 2/20/24	720,000	767,257
µ3.69% 6/5/28	3,000,000	3,302,196
µ4.22% 5/1/29	3,140,000	3,548,581
4.25% 10/21/25	2,090,000	2,314,529

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Goldman Sachs Group (continued)
4.75% 10/21/45	1,070,000	$1,381,606
5.15% 5/22/45	800,000	1,049,015
6.25% 2/1/41	1,660,000	2,419,600
6.75% 10/1/37	750,000	1,074,215
HSBC Holdings
µ3.97% 5/22/30	2,280,000	2,516,527
µ4.04% 3/13/28	1,610,000	1,781,335
4.30% 3/8/26	710,000	790,486
4.95% 3/31/30	200,000	237,858
Intesa Sanpaolo
3.13% 7/14/22	4,799,000	4,900,404
3.38% 1/12/23	630,000	651,629
JPMorgan Chase & Co.
µ1.51% 6/1/24	2,440,000	2,480,626
µ2.08% 4/22/26	1,550,000	1,594,270
µ2.52% 4/22/31	4,040,000	4,121,621
µ3.11% 4/22/51	990,000	1,005,622
3.63% 12/1/27	510,000	557,072
µ4.02% 12/5/24	2,200,000	2,356,377
µ4.20% 7/23/29	1,170,000	1,330,935
4.25%10/1/27	6,738,000	7,662,473
µ4.45% 12/5/29	1,930,000	2,223,017
Lloyds Banking Group
µ2.91% 11/7/23	2,120,000	2,175,099
3.90% 3/12/24	200,000	215,023
4.65% 3/24/26	1,410,000	1,584,686
µMorgan Stanley
2.19% 4/28/26	2,210,000	2,281,833
2.70% 1/22/31	2,280,000	2,350,892
3.62% 4/1/31	2,930,000	3,229,347
3.77% 1/24/29	1,620,000	1,792,555
4.43% 1/23/30	70,000	80,827
National Securities Clearing
1.20% 4/23/23	760,000	770,574
1.50% 4/23/25	630,000	639,698
µNatwest Group
4.27% 3/22/25	1,090,000	1,176,263
4.52% 6/25/24	2,580,000	2,746,085
4.89% 5/18/29	620,000	721,933
Nordea Bank 1.00% 6/9/23	1,540,000	1,556,739
Royal Bank of Canada
1.15% 6/10/25	820,000	821,560
1.60% 4/17/23	1,430,000	1,457,603
State Street 3.10% 5/15/23	730,000	762,964
Swedbank 1.30% 6/2/23	1,050,000	1,064,738
Toronto-Dominion Bank
0.75% 6/12/23	1,590,000	1,599,345
1.15% 6/12/25	820,000	821,815
U.S. Bancorp 1.45% 5/12/25	1,920,000	1,950,750

LVIP Western Asset Core Bond Fund–6

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
UBS
1.75% 4/21/22	1,400,000	$1,410,017
4.50% 6/26/48	200,000	261,649
µUBS Group AG 2.86% 8/15/23	280,000	285,896
UBS Group Funding Switzerland
3.49% 5/23/23	1,820,000	1,855,207
4.13% 4/15/26	1,176,000	1,310,609
4.25% 3/23/28	3,740,000	4,204,702
Wells Fargo & Co.
µ1.65% 6/2/24	1,940,000	1,977,918
µ2.19% 4/30/26	1,580,000	1,630,774
µ2.39% 6/2/28	980,000	1,010,811
µ2.88% 10/30/30	1,820,000	1,900,737
3.00% 10/23/26	1,390,000	1,489,759
3.75% 1/24/24	430,000	459,703
4.13% 8/15/23	460,000	489,892
4.15% 1/24/29	1,700,000	1,932,071
4.30% 7/22/27	874,000	993,028
4.40% 6/14/46	2,750,000	3,268,340
µ4.48% 4/4/31	1,620,000	1,886,144
4.65% 11/4/44	30,000	36,759
4.75% 12/7/46	2,640,000	3,306,363
4.90% 11/17/45	1,630,000	2,063,941
µ5.01% 4/4/51	8,680,000	11,648,794

		234,595,333

Beverages–0.47%
Anheuser-Busch InBev Worldwide 3.50% 6/1/30	2,860,000	3,132,424
4.35% 6/1/40	1,100,000	1,278,247
4.50% 6/1/50	210,000	250,682
4.90% 2/1/46	3,800,000	4,671,016
Coca-Cola
1.45% 6/1/27	520,000	524,923
2.50% 3/15/51	140,000	131,783
2.60% 6/1/50	370,000	353,579
PepsiCo
1.63% 5/1/30	190,000	186,146
2.25% 3/19/25	100,000	104,341
2.63% 3/19/27	70,000	74,686
2.88% 10/15/49	310,000	315,783
3.63% 3/19/50	140,000	161,274
3.88% 3/19/60	250,000	304,009

		11,488,893

Biotechnology–0.06%
Gilead Sciences
3.65% 3/1/26	590,000	646,638
4.75% 3/1/46	690,000	867,662

		1,514,300

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials–0.00%
Carrier Global 3.58% 4/5/50	90,000	$95,620

		95,620

Chemicals–0.41%
Equate Petrochemical
2.63% 4/28/28	2,630,000	2,646,043
4.25% 11/3/26	2,120,000	2,332,000
MEGlobal Canada
5.88% 5/18/30	340,000	417,435
OCP 4.50% 10/22/25	1,257,000	1,347,831
Orbia Advance
1.88% 5/11/26	1,650,000	1,652,706
2.88% 5/11/31	1,560,000	1,569,750

		9,965,765

Commercial Services–0.33%
Cintas No. 2 3.70% 4/1/27	690,000	770,115
DP World 5.63% 9/25/48	4,160,000	5,128,032
PayPal Holdings
1.35% 6/1/23	730,000	742,134
1.65% 6/1/25	760,000	778,809
2.30% 6/1/30	500,000	512,436

		7,931,526

Computers–0.20%
Apple
1.13% 5/11/25	1,590,000	1,601,536
2.45% 8/4/26	950,000	1,005,217
3.85% 8/4/46	500,000	584,657
International Business Machines 3.00% 5/15/24	1,620,000	1,718,467

		4,909,877

Cosmetics & Personal Care–0.03%
Procter & Gamble
2.80% 3/25/27	160,000	172,242
3.00% 3/25/30	490,000	536,231

		708,473

Diversified Financial Services–0.47%
Air Lease 3.38% 7/1/25	550,000	584,074
American Express 2.50% 7/30/24	4,110,000	4,320,603
Mastercard 3.85% 3/26/50	2,780,000	3,305,796
Visa 4.30% 12/14/45	2,560,000	3,213,620

		11,424,093

Electric–1.25%
Abu Dhabi National Energy
2.00% 4/29/28	3,310,000	3,326,550
3.40% 4/29/51	2,170,000	2,267,910

LVIP Western Asset Core Bond Fund–7

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Cleveland Electric Illuminating 3.50% 4/1/28	300,000	$321,507
Comision Federal de Electricidad
4.75% 2/23/27	1,720,000	1,926,400
4.88% 1/15/24	380,000	409,925
Consolidated Edison Co. of New York
3.35% 4/1/30	330,000	361,099
3.95% 4/1/50	260,000	296,681
Duke Energy
2.40% 8/15/22	1,470,000	1,494,557
3.15% 8/15/27	320,000	344,634
FirstEnergy
1.60% 1/15/26	330,000	326,352
3.35% 7/15/22	2,190,000	2,215,952
4.40% 7/15/27	2,120,000	2,326,019
7.38% 11/15/31	3,790,000	5,177,367
MidAmerican Energy 3.65% 4/15/29	1,080,000	1,208,498
Pacific Gas and Electric
1.75% 6/16/22	1,230,000	1,228,010
2.10% 8/1/27	190,000	185,423
2.50% 2/1/31	470,000	447,335
3.30% 8/1/40	100,000	92,272
3.50% 8/1/50	230,000	209,170
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13% 5/15/27	1,300,000	1,408,875
5.45% 5/21/28	690,000	802,125
6.15% 5/21/48	3,210,000	3,965,955

		30,342,616

Electronics–0.04%
Honeywell International
1.35% 6/1/25	930,000	945,223

		945,223

Environmental Control–0.07%
Republic Services
2.50% 8/15/24	590,000	617,834
Waste Management
2.40% 5/15/23	960,000	987,929

		1,605,763

Food–0.35%
Danone
2.08% 11/2/21	854,000	854,000
2.59% 11/2/23	1,160,000	1,204,591
2.95% 11/2/26	360,000	383,957
Kraft Heinz Foods 3.00% 6/1/26	1,482,000	1,561,052
Mars
2.38% 7/16/40	1,250,000	1,194,144
2.70% 4/1/25	340,000	359,049
3.20% 4/1/30	1,040,000	1,130,447

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
Mondelez International
1.50% 5/4/25	1,140,000	$1,157,173
Mondelez International Holdings Netherlands
2.13% 9/19/22	550,000	559,930

		8,404,343

Forest Products & Paper–0.25%
Suzano Austria 6.00% 1/15/29	5,200,000	6,102,200

		6,102,200

Health Care Products–0.13%
Abbott Laboratories
3.75% 11/30/26	484,000	542,924
4.75% 11/30/36	650,000	827,035
4.90% 11/30/46	920,000	1,245,661
Medtronic
3.50% 3/15/25	314,000	340,740
4.63% 3/15/45	134,000	175,023

		3,131,383

Health Care Services–0.46%
Aetna 3.88% 8/15/47	470,000	521,244
Anthem
2.95% 12/1/22	600,000	616,762
3.13% 5/15/22	320,000	325,498
3.35% 12/1/24	430,000	460,972
3.65% 12/1/27	430,000	477,673
Humana
3.13% 8/15/29	1,100,000	1,172,373
3.95% 3/15/27	1,220,000	1,361,073
4.50% 4/1/25	150,000	166,569
4.80% 3/15/47	50,000	63,109
UnitedHealth Group
1.25% 1/15/26	300,000	301,883
2.00% 5/15/30	980,000	982,732
2.38% 10/15/22	120,000	122,701
2.90% 5/15/50	500,000	501,349
3.13% 5/15/60	100,000	102,336
3.50% 6/15/23	290,000	305,234
3.70% 8/15/49	1,330,000	1,510,777
3.75% 7/15/25	550,000	605,814
3.88% 12/15/28	300,000	341,370
3.88% 8/15/59	650,000	762,475
4.25% 6/15/48	210,000	258,237
4.45% 12/15/48	160,000	202,893

		11,163,074

Household Products Ware–0.01%
Kimberly-Clark 3.10% 3/26/30	250,000	273,768

		273,768

LVIP Western Asset Core Bond Fund–8

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Housewares–0.03%
Newell Brands
4.35% 4/1/23	257,000	$267,616
4.70% 4/1/26	460,000	507,164

		774,780

Insurance–0.44%
American International Group
2.50% 6/30/25	500,000	523,546
3.75% 7/10/25	450,000	489,834
Berkshire Hathaway Finance 4.25% 1/15/49	1,190,000	1,450,736
Chubb INA Holdings 3.35% 5/3/26	590,000	643,555
Guardian Life Global Funding 1.10% 6/23/25	320,000	320,836
MassMutual Global Funding II 0.85% 6/9/23	2,500,000	2,521,418
MetLife 6.40% 12/15/66	1,600,000	2,054,965
Metropolitan Life Global Funding I 0.90% 6/8/23	1,630,000	1,645,736
New York Life Global Funding 0.95% 6/24/25	600,000	598,199
Principal Life Global Funding II 1.25% 6/23/25	300,000	300,500

		10,549,325

Internet–0.95%
Alphabet
1.10% 8/15/30	1,500,000	1,417,050
2.05% 8/15/50	1,000,000	873,366
Amazon.com
1.50% 6/3/30	1,440,000	1,400,513
2.10% 5/12/31	980,000	992,698
2.50% 6/3/50	7,320,000	6,855,562
3.15% 8/22/27	750,000	824,632
3.88% 8/22/37	500,000	590,380
4.05% 8/22/47	610,000	740,078
4.25% 8/22/57	200,000	254,084
4.95% 12/5/44	630,000	849,173
Prosus
3.68% 1/21/30	800,000	829,968
4.03% 8/3/50	3,570,000	3,344,886
Tencent Holdings 3.60% 1/19/28	3,690,000	3,951,227

		22,923,617

Investment Company Security–0.02%
Temasek Financial I 2.38% 1/23/23	368,000	376,759

		376,759

Iron & Steel–0.28%
Vale Overseas
6.25% 8/10/26	4,600,000	5,435,682
6.88% 11/21/36	1,000,000	1,332,500

		6,768,182

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Lodging–0.12%
Las Vegas Sands 3.20% 8/8/24	1,700,000	$1,745,473
Sands China 5.13% 8/8/25	1,120,000	1,205,971

		2,951,444

Machinery Diversified–0.09%
Deere & Co.
3.10% 4/15/30	210,000	228,430
3.75% 4/15/50	1,210,000	1,444,290
Otis Worldwide 2.06% 4/5/25	400,000	413,320

		2,086,040

Media–1.29%
Charter Communications Operating
3.50% 3/1/42	370,000	362,016
4.20% 3/15/28	1,760,000	1,965,726
4.80% 3/1/50	310,000	347,884
4.91% 7/23/25	3,161,000	3,554,938
5.05% 3/30/29	1,700,000	1,990,507
5.38% 4/1/38	1,670,000	2,015,149
5.38% 5/1/47	740,000	885,999
6.48% 10/23/45	1,210,000	1,645,092
Comcast
2.80% 1/15/51	1,000,000	946,539
2.94% 11/1/56	244,000	230,479
3.10% 4/1/25	60,000	64,196
3.15% 3/1/26	1,106,000	1,195,146
3.25% 11/1/39	110,000	116,138
3.40% 4/1/30	750,000	826,003
3.40% 7/15/46	90,000	95,447
3.45% 2/1/50	1,140,000	1,208,975
3.75% 4/1/40	120,000	134,823
3.95% 10/15/25	2,220,000	2,462,679
4.00% 3/1/48	140,000	160,174
4.15% 10/15/28	3,050,000	3,507,605
4.25% 10/15/30	2,030,000	2,364,592
Fox 5.48% 1/25/39	2,970,000	3,792,728
Time Warner Cable 7.30% 7/1/38	500,000	717,262
Walt Disney 6.65% 11/15/37	460,000	686,131

		31,276,228

Mining–1.09%
Anglo American Capital
3.63% 9/11/24	1,100,000	1,180,608
4.00% 9/11/27	930,000	1,024,976
4.75% 4/10/27	430,000	489,383
Barrick Gold 5.25% 4/1/42	10,000	12,934
Barrick North America Finance 5.70% 5/30/41	1,760,000	2,376,713
BHP Billiton Finance USA
2.88% 2/24/22	192,000	193,993
5.00% 9/30/43	920,000	1,225,459
Glencore Finance Canada 4.25% 10/25/22	820,000	851,627

LVIP Western Asset Core Bond Fund–9

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Mining (continued)
Glencore Funding
3.88% 10/27/27	120,000	$130,812
4.00% 3/27/27	1,540,000	1,693,591
4.13% 5/30/23	10,000	10,568
4.13% 3/12/24	870,000	932,071
4.63% 4/29/24	1,380,000	1,503,733
Nacional del Cobre de Chile 3.63% 8/1/27	4,770,000	5,113,774
Southern Copper 5.25% 11/8/42	7,810,000	9,703,925

		26,444,167

Miscellaneous Manufacturing–0.26%
3M
2.38% 8/26/29	2,510,000	2,604,468
3.70% 4/15/50	310,000	354,011
Eaton 4.15% 11/2/42	1,030,000	1,212,272
General Electric
3.45% 5/1/27	190,000	208,383
3.63% 5/1/30	380,000	422,255
6.75% 3/15/32	220,000	300,933
6.88% 1/10/39	724,000	1,078,993

		6,181,315

Oil & Gas–4.51%
Apache
4.75% 4/15/43	3,700,000	4,006,101
6.00% 1/15/37	2,223,000	2,706,502
BP Capital Markets America
2.77% 11/10/50	310,000	286,022
2.94% 6/4/51	190,000	179,644
3.00% 2/24/50	1,830,000	1,760,467
3.12% 5/4/26	1,820,000	1,968,075
3.22% 11/28/23	1,520,000	1,603,462
3.41% 2/11/26	200,000	217,988
3.63% 4/6/30	590,000	657,762
3.79% 2/6/24	180,000	192,722
Chevron
1.55% 5/11/25	990,000	1,012,206
2.00% 5/11/27	260,000	268,193
2.98% 5/11/40	940,000	971,709
3.08% 5/11/50	610,000	631,396
4.95% 8/15/47	1,220,000	1,629,066
Chevron USA
3.25% 10/15/29	2,060,000	2,254,979
3.85% 1/15/28	1,620,000	1,829,156
5.05% 11/15/44	1,200,000	1,596,782
Cimarex Energy
3.90% 5/15/27	1,260,000	1,378,591
4.38% 6/1/24	340,000	366,630
4.38% 3/15/29	3,560,000	4,023,097
ConocoPhillips
3.75% 10/1/27	520,000	580,756
4.30% 8/15/28	2,270,000	2,613,916

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Continental Resources
3.80% 6/1/24	640,000	$672,512
4.38% 1/15/28	1,360,000	1,504,500
4.50% 4/15/23	290,000	300,512
4.90% 6/1/44	310,000	347,200
Devon Energy
4.50% 1/15/30	835,000	910,056
4.75% 5/15/42	200,000	228,253
5.00% 6/15/45	2,655,000	3,112,638
5.60% 7/15/41	1,237,000	1,541,367
5.85% 12/15/25	750,000	867,790
Diamondback Energy
2.88% 12/1/24	350,000	367,500
3.13% 3/24/31	380,000	394,579
3.25% 12/1/26	440,000	471,174
3.50% 12/1/29	1,380,000	1,475,823
Ecopetrol 5.88% 5/28/45	4,070,000	4,110,700
EOG Resources
3.90% 4/1/35	1,280,000	1,449,527
4.38% 4/15/30	1,230,000	1,436,011
4.95% 4/15/50	1,780,000	2,356,635
Exxon Mobil
1.57% 4/15/23	90,000	91,743
2.44% 8/16/29	1,230,000	1,282,810
2.99% 3/19/25	2,340,000	2,496,335
3.04% 3/1/26	490,000	528,847
3.45% 4/15/51	750,000	797,571
3.48% 3/19/30	910,000	1,012,365
4.11% 3/1/46	760,000	886,235
4.33% 3/19/50	120,000	146,988
KazMunayGas National
5.38% 4/24/30	2,550,000	3,005,812
5.75% 4/19/47	2,700,000	3,239,676
Occidental Petroleum
3.00% 2/15/27	820,000	819,369
3.50% 8/15/29	500,000	508,560
4.10% 2/15/47	760,000	722,684
4.20% 3/15/48	210,000	201,075
4.40% 4/15/46	380,000	378,993
4.50% 7/15/44	2,850,000	2,863,708
4.63% 6/15/45	1,170,000	1,196,325
5.55% 3/15/26	220,000	244,200
6.60% 3/15/46	2,530,000	3,175,163
Pertamina Persero 6.00% 5/3/42	1,790,000	2,213,125
Petroleos del Peru
4.75% 6/19/32	2,790,000	2,873,700
5.63% 6/19/47	1,490,000	1,488,376
Petroleos Mexicanos
5.50% 6/27/44	790,000	632,126
5.63% 1/23/46	2,710,000	2,176,645
6.38% 1/23/45	900,000	765,099
6.63% 6/15/35	1,746,000	1,656,517
6.88% 8/4/26	365,000	396,974

LVIP Western Asset Core Bond Fund–10

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Pioneer Natural Resources
1.13% 1/15/26	210,000	$207,308
1.90% 8/15/30	850,000	813,276
2.15% 1/15/31	1,830,000	1,779,505
Qatar Petroleum
2.25% 7/12/31	3,190,000	3,159,376
3.13% 7/12/41	2,040,000	2,039,021
3.30% 7/12/51	2,050,000	2,070,500
Shell International Finance
2.38% 11/7/29	200,000	207,755
2.75% 4/6/30	420,000	445,933
2.88% 5/10/26	804,000	866,355
3.25% 4/6/50	2,490,000	2,648,768
4.00% 5/10/46	2,760,000	3,248,208
Sinopec Group Overseas Development 4.38% 4/10/24	1,410,000	1,528,240

		109,097,265

Oil & Gas Services–0.03%
Halliburton
3.80% 11/15/25	69,000	75,567
5.00% 11/15/45	290,000	347,452
Schlumberger Holdings 3.90% 5/17/28	295,000	325,190

		748,209

Pharmaceuticals–2.12%
AbbVie
2.30% 11/21/22	2,780,000	2,837,307
2.60% 11/21/24	3,010,000	3,164,202
2.95% 11/21/26	690,000	739,091
3.20% 11/21/29	4,790,000	5,161,278
3.60% 5/14/25	610,000	659,867
3.75% 11/14/23	190,000	202,423
3.80% 3/15/25	790,000	857,824
4.25% 11/21/49	910,000	1,077,852
4.55% 3/15/35	80,000	95,873
Becton Dickinson and Co
3.36% 6/6/24	213,000	226,476
3.73% 12/15/24	86,000	92,934
4.69% 12/15/44	516,000	643,015
Bristol-Myers Squibb
2.90% 7/26/24	1,072,000	1,138,185
3.20% 6/15/26	820,000	894,008
3.40% 7/26/29	3,560,000	3,945,657
3.88% 8/15/25	95,000	104,761
4.55% 2/20/48	1,110,000	1,423,880
Cigna
3.75% 7/15/23	901,000	952,366
4.13% 11/15/25	550,000	611,202

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Cigna (continued)
4.38% 10/15/28	2,380,000	$2,750,363
4.80% 8/15/38	1,000,000	1,223,853
4.90% 12/15/48	750,000	958,931
CVS Health
2.13% 9/15/31	770,000	756,493
3.63% 4/1/27	300,000	330,391
3.70% 3/9/23	119,000	124,264
3.75% 4/1/30	760,000	844,324
3.88% 7/20/25	1,380,000	1,510,838
4.13% 4/1/40	300,000	343,809
4.25% 4/1/50	930,000	1,095,111
4.30% 3/25/28	1,642,000	1,872,956
5.05% 3/25/48	1,170,000	1,506,027
5.13% 7/20/45	1,110,000	1,430,488
Johnson & Johnson
0.55% 9/1/25	570,000	565,093
0.95% 9/1/27	1,140,000	1,117,314
2.10% 9/1/40	1,000,000	940,213
3.70% 3/1/46	540,000	634,113
Merck & Co. 1.45% 6/24/30	2,440,000	2,356,755
Pfizer
1.70% 5/28/30	4,330,000	4,270,073
2.63% 4/1/30	910,000	960,896
2.70% 5/28/50	1,000,000	983,660

		51,404,166

Pipelines–1.67%
Cameron LNG 3.30% 1/15/35	3,060,000	3,268,396
Energy Transfer 5.50% 6/1/27	730,000	856,531
Energy Transfer Operating
2.90% 5/15/25	560,000	586,987
3.75% 5/15/30	3,180,000	3,436,181
4.50% 4/15/24	10,000	10,814
4.95% 6/15/28	350,000	401,576
5.25% 4/15/29	1,040,000	1,219,057
6.25% 4/15/49	450,000	591,305
Enterprise Products Operating
2.80% 1/31/30	1,310,000	1,368,705
3.13% 7/31/29	200,000	214,797
3.70% 1/31/51	620,000	655,833
3.95% 2/15/27	1,283,000	1,427,966
3.95% 1/31/60	380,000	411,277
4.15% 10/16/28	1,100,000	1,251,423
4.20% 1/31/50	540,000	608,332
4.45% 2/15/43	200,000	230,330
4.80% 2/1/49	250,000	306,048
4.85% 3/15/44	160,000	192,397
5.10% 2/15/45	750,000	933,194
7.55% 4/15/38	160,000	244,694

LVIP Western Asset Core Bond Fund–11

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Kinder Morgan
4.30% 6/1/25	610,000	$673,680
4.30% 3/1/28	1,200,000	1,360,163
5.20% 3/1/48	90,000	112,341
5.55% 6/1/45	720,000	917,130
Kinder Morgan Energy Partners
4.25% 9/1/24	1,080,000	1,174,878
5.50% 3/1/44	580,000	721,383
MPLX
4.50% 4/15/38	980,000	1,094,011
4.70% 4/15/48	720,000	831,291
4.80% 2/15/29	680,000	786,916
5.20% 3/1/47	400,000	485,157
5.20% 12/1/47	550,000	667,771
5.50% 2/15/49	750,000	950,689
Sunoco Logistics Partners Operations
5.30% 4/1/44	70,000	81,102
5.40% 10/1/47	560,000	667,304
Tennessee Gas Pipeline 2.90% 3/1/30	2,080,000	2,150,975
Transcontinental Gas Pipe Line
3.25% 5/15/30	750,000	801,753
7.85% 2/1/26	4,280,000	5,336,304
Western Midstream Operating
•2.23% (LIBOR03M + 2.10%) 1/13/23	250,000	250,000
4.35% 2/1/25	390,000	411,532
5.30% 2/1/30	150,000	165,750
Williams
4.85% 3/1/48	220,000	268,973
4.90% 1/15/45	520,000	622,344
8.75% 3/15/32	500,000	764,581
Williams Companies 5.10% 9/15/45	790,000	978,084

		40,489,955

Retail–0.63%
Costco Wholesale 1.38% 6/20/27	1,220,000	1,228,375
1.60% 4/20/30	130,000	127,034
1.75% 4/20/32	500,000	490,252
Home Depot 2.50% 4/15/27	420,000	445,747
2.70% 4/15/30	610,000	645,419
3.30% 4/15/40	690,000	747,603
3.35% 4/15/50	890,000	962,868
3.90% 6/15/47	120,000	141,201
Lowe’s Companies 1.70% 9/15/28	1,050,000	1,040,812
4.50% 4/15/30	1,000,000	1,172,241
McDonald’s 1.45% 9/1/25	1,050,000	1,065,616
2.13% 3/1/30	920,000	928,576
3.30% 7/1/25	580,000	624,550

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
McDonald’s (continued)
3.50% 3/1/27	200,000	$219,771
3.50% 7/1/27	170,000	187,815
3.60% 7/1/30	590,000	656,205
3.63% 9/1/49	110,000	119,942
3.70% 1/30/26	390,000	428,769
4.20% 4/1/50	660,000	786,814
4.88% 12/9/45	1,390,000	1,767,317
Target 2.25% 4/15/25	690,000	719,762
Walmart 1.50% 9/22/28	460,000	458,017
1.80% 9/22/31	230,000	228,024

		15,192,730

Savings & Loans–0.07%
µNationwide Building Society 4.36% 8/1/24	1,510,000	1,607,046

		1,607,046

Semiconductors–0.63%
Applied Materials 1.75% 6/1/30	390,000	383,974
Broadcom 3.14% 11/15/35	1,590,000	1,585,001
3.19% 11/15/36	38,000	37,890
4.15% 11/15/30	712,000	788,877
4.70% 4/15/25	1,560,000	1,738,030
Intel 1.60% 8/12/28	520,000	518,136
3.05% 8/12/51	260,000	258,286
4.75% 3/25/50	1,070,000	1,398,163
Micron Technology 2.50% 4/24/23	810,000	833,717
NVIDIA 3.50% 4/1/40	1,240,000	1,375,109
3.50% 4/1/50	2,060,000	2,308,093
3.70% 4/1/60	870,000	1,012,975
NXP 2.70% 5/1/25	250,000	261,110
Texas Instruments 1.75% 5/4/30	550,000	544,354
3.88% 3/15/39	300,000	353,855
4.15% 5/15/48	1,540,000	1,910,106

		15,307,676

Software–0.65%
Adobe 2.30% 2/1/30	1,090,000	1,127,443
Microsoft 2.40% 8/8/26	1,400,000	1,487,193
2.53% 6/1/50	2,921,000	2,810,752
2.70% 2/12/25	310,000	328,338
2.92% 3/17/52	1,079,000	1,115,467
3.30% 2/6/27	2,540,000	2,809,281
3.45% 8/8/36	20,000	22,887

LVIP Western Asset Core Bond Fund–12

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Oracle 1.65% 3/25/26	2,350,000	$2,383,389
2.88% 3/25/31	2,580,000	2,654,813
salesforce.com 3.70% 4/11/28	790,000	886,744

		15,626,307

Telecommunications–1.80%
America Movil 3.13% 7/16/22	950,000	969,945
AT&T 2.25% 2/1/32	1,220,000	1,187,870
2.55% 12/1/33	280,000	275,469
3.10% 2/1/43	4,250,000	4,074,672
3.50% 9/15/53	340,000	336,505
3.55% 9/15/55	738,000	727,774
3.80% 2/15/27	1,340,000	1,483,499
3.80% 12/1/57	160,000	163,448
4.13% 2/17/26	601,000	670,722
4.35% 6/15/45	228,000	257,520
Telefonica Emisiones 5.21% 3/8/47	490,000	611,544
T-Mobile USA 2.05% 2/15/28	180,000	181,440
2.25% 11/15/31	900,000	882,538
2.55% 2/15/31	550,000	551,960
3.00% 2/15/41	1,050,000	1,015,909
3.30% 2/15/51	250,000	241,716
3.50% 4/15/25	890,000	958,804
3.75% 4/15/27	170,000	187,287
3.88% 4/15/30	2,080,000	2,296,657
Verizon Communications 1.75% 1/20/31	3,500,000	3,326,715
2.10% 3/22/28	840,000	852,676
2.36% 3/15/32	1,750,000	1,730,652
2.55% 3/21/31	2,500,000	2,530,726
2.65% 11/20/40	960,000	901,988
2.88% 11/20/50	2,260,000	2,106,650
3.15% 3/22/30	720,000	770,010
3.85% 11/1/42	890,000	978,542
4.00% 3/22/50	1,070,000	1,216,037
4.13% 3/16/27	440,000	499,351
4.13% 8/15/46	630,000	723,015
4.40% 11/1/34	910,000	1,077,690
4.50% 8/10/33	4,990,000	5,941,636
4.52% 9/15/48	330,000	404,945
4.86% 8/21/46	940,000	1,197,083
5.25% 3/16/37	560,000	724,229
5.50% 3/16/47	120,000	165,960
Vodafone Group 4.38% 5/30/28	1,090,000	1,251,846

		43,475,030

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation–0.14%
Union Pacific 2.15% 2/5/27	730,000	$756,178
2.40% 2/5/30	690,000	708,739
3.75% 7/15/25	380,000	416,335
3.75% 2/5/70	900,000	1,011,672
3.84% 3/20/60	360,000	413,024

		3,305,948

Total Corporate Bonds (Cost $765,823,270)		812,123,381

NON-AGENCY ASSET-BACKED SECURITIES–6.49%
•AGL Core CLO 8 Series 2020-8A A1 1.63% (LIBOR03M + 1.50%) 10/20/31	1,290,000	1,290,333
•AMMC CLO Series 2020-23A A1L 1.53% (LIBOR03M + 1.40%) 10/17/31	350,000	350,043
Applebee’s Funding/ IHOP Funding Series 2019-1A A2I 4.19% 6/7/49	3,118,500	3,173,167
•Ares CLO Series 2017-44A A1R 1.21% (LIBOR03M + 1.08%) 4/15/34	2,850,000	2,852,203
Avis Budget Rental Car Funding AESOP Series 2020-1A A 2.33% 8/20/26	2,040,000	2,120,459
Series 2021-1A A 1.38% 8/20/27	4,300,000	4,290,594
•Bain Capital Credit Series 2020-1A A1 1.32% (LIBOR03M + 1.19%) 4/18/33	500,000	500,164
•Balboa Bay Loan Funding Series 2020-1A A 1.48% (LIBOR03M + 1.35%) 1/20/32	2,780,000	2,790,280
•Basswood Park Series 2021-1A A 1.21% (LIBOR03M + 1.00%) 4/20/34	2,000,000	2,000,616
Blackbird Capital Aircraft Series 2021-1A A 2.44% 7/15/46	1,207,292	1,208,459
•BlueMountain CLO XXII Series 2018-22A A1 1.21% (LIBOR03M + 1.08%) 7/15/31	1,000,000	1,000,002
•BlueMountain CLO XXX Series 2020-30A A 1.52% (LIBOR03M + 1.39%) 1/15/33	1,700,000	1,706,278
•Carlyle Global Market Strategies CLO Series 2014-3RA A1A 1.18% (LIBOR03M + 1.05%) 7/27/31	1,071,179	1,071,297
Series 2015-4A A1R 1.47% (LIBOR03M + 1.34%) 7/20/32	1,750,000	1,750,101
•Catskill Park CLO Series 2017-1A A2 1.83% (LIBOR03M + 1.70%) 4/20/29	1,500,000	1,500,076

LVIP Western Asset Core Bond Fund–13

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Cayuga Park Series 2020-1A AR 1.23% (LIBOR03M + 1.12%) 7/17/34	2,590,000	$2,591,391
•CBAM Series 2017-1A A1 1.38% (LIBOR03M + 1.25%) 7/20/30	4,000,000	4,000,860
•Cerberus Loan Funding XXVIII Series 2020-1A A 1.98% (LIBOR03M + 1.85%) 10/15/31	810,000	810,180
•Columbia Cent CLO Series 2020-29A A1N 1.83% (LIBOR03M + 1.70%) 7/20/31	1,030,000	1,032,266
•CWHEQ Revolving Home Equity Loan Trust Series 2006-I 2A 0.22% (LIBOR01M + 0.14%) 1/15/37	1,100,334	1,046,980
•Dryden 75 CLO Series 2019-75A AR2 1.17% (LIBOR03M + 1.04%) 4/15/34	1,410,000	1,411,308
•Dryden 87 CLO Series 2021-87A A1 1.24% (LIBOR03M + 1.10%) 5/20/34	4,610,000	4,611,489
•Dryden XXV Senior Loan Fund Series 2012-25A ARR 1.03% (LIBOR03M + 0.90%) 10/15/27	1,073,878	1,073,925
•EFS Volunteer No. 2 Series 2012-1 A2 1.44% (LIBOR01M + 1.35%) 3/25/36	3,091,531	3,161,455
Fannie Mae Grantor Trust 2017-T1 A 2.90% 6/25/27	238,920	257,691
Ford Credit Floorplan Master Owner Trust A 4.06% 11/15/30	3,030,000	3,441,529
•Grippen Park CLO Series 2017-1A A 1.39% (LIBOR03M + 1.26%) 1/20/30	2,000,000	2,000,864
•Halcyon Loan Advisors Funding Series 2015-2A AR 1.21% (LIBOR03M + 1.08%) 7/25/27	127,553	127,586
•Halsey Point CLO I Series 2019-1A A1A1 1.48% (LIBOR03M + 1.35%) 1/20/33	570,000	570,597
•HalseyPoint CLO 3 Series 2020-3A A1A 1.58% (LIBOR03M + 1.45%) 11/30/32	800,000	802,622
Hardee’s Funding Series 2021-1A A2 2.87% 6/20/51	3,022,425	3,028,446
Hertz Vehicle Financing III Series 2021-2A C 2.52% 12/27/27	2,420,000	2,447,213
•HGI CRE Series 2021-FL1 A 1.13% (LIBOR01M + 1.05%) 6/16/36	3,530,000	3,527,796
Hildene Community Funding CDO Series 2015-1A AR 3.25% 11/1/35	1,040,000	1,041,629
•KKR CLO Series 16 A2R 1.93% (LIBOR03M + 1.80%) 1/20/29	820,000	820,000
Series 18 A 1.40% (LIBOR03M + 1.27%) 7/18/30	3,000,000	3,000,000
Series 32A A1 1.45% (LIBOR03M + 1.32%) 1/15/32	1,100,000	1,103,201

	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•LCM XVIII Series 19A AR 1.37% (LIBOR03M + 1.24%) 7/15/27	270,924	$271,015
•Magnetite XIV-R Series 2015-14RA A2 1.25% (LIBOR03M + 1.12%) 10/18/31	3,170,000	3,177,719
•Midocean Credit CLO VII Series 2017-7A BR 1.73% (LIBOR03M + 1.60%) 7/15/29	1,750,000	1,750,016
•Myers Park CLO B1 1.73% (LIBOR03M + 1.60%) 10/20/30	1,020,000	1,020,093
•Navient Private Education Loan Trust Series 2014-AA A3 1.68% (LIBOR01M + 1.60%) 10/15/31	3,020,000	3,075,197
Navient Private Education Refi Loan Trust Series 2020-A A2A 2.46% 11/15/68	2,060,000	2,129,784
•Navient Student Loan Trust Series 2016-3A A3 1.44% (LIBOR01M + 1.35%) 6/25/65	2,434,805	2,509,307
NP SPE X Series 2021-1A A1 2.23% 3/19/51	2,240,000	2,235,475
•Ocean Trails CLO IX Series 2020-9A A1 2.00% (LIBOR03M + 1.87%) 10/15/29	3,260,000	3,260,000
•Octagon Investment Partners 35 Series 2018-1A A1A 1.19% (LIBOR03M + 1.06%) 1/20/31	2,950,000	2,949,186
•Octagon Investment Partners 45 Series 2019-1A A 1.46% (LIBOR03M + 1.33%) 10/15/32	1,500,000	1,500,423
•Octagon Investment Partners XXI Series 2014-1A AAR3 1.12% (LIBOR03M + 1.00%) 2/14/31	1,580,000	1,580,137
•OHA Credit Funding 7 Series 2020-7A A 1.38% (LIBOR03M + 1.25%) 10/19/32	870,000	870,071
•OHA Loan Funding Series 2013-2A AR 1.17% (LIBOR03M + 1.04%) 5/23/31	2,040,000	2,040,177
•Owl Rock CLO Series 2020-3A A1L 1.93% (LIBOR03M + 1.80%) 4/20/32	2,010,000	2,014,364
•Point Au Roche Park CLO Series 2021-1A A 1.26% (LIBOR03M + 1.08%) 7/20/34	3,750,000	3,752,659
•Recette CLO Series 2015-1A ARR 1.21% (LIBOR03M + 1.08%) 4/20/34	960,000	961,044
SBA Small Business Investment
Series 2018-10B 1 3.55% 9/10/28	846,433	908,974
Series 2019-10A 1 3.11% 3/10/29	1,075,267	1,144,608
•Seven Sticks CLO Series 2016-1A A1R 1.18% (LIBOR03M + 1.05%) 7/15/28	473,948	473,977

LVIP Western Asset Core Bond Fund–14

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Silver Rock CLO I Series 2020-1A A 1.78% (LIBOR03M + 1.65%) 10/20/31	2,680,000	$2,725,279
•SLC Student Loan Trust Series 2008-1 A4A 1.72% (LIBOR03M + 1.60%) 12/15/32	2,732,169	2,761,128
•SLM Private Credit Student Loan Trust
Series 2005-B A4 0.45% (LIBOR03M + 0.33%) 6/15/39	1,321,732	1,295,866
Series 2006-A A5 0.41% (LIBOR03M + 0.29%) 6/15/39	1,114,868	1,095,585
•SLM Student Loan Trust Series 2004-3A A6A 0.68% (LIBOR03M + 0.55%) 10/25/64	4,203,518	4,235,986
SMB Private Education Loan Trust
Series 2021-C APT1 1.39% 1/15/53	4,436,604	4,424,692
Series 2021-C B 2.30% 1/15/53	1,210,000	1,212,609
•Structured Asset Securities Mortgage Loan Trust Series 2006-GEL3 A3 0.69% (LIBOR01M + 0.60%) 7/25/36	273,938	273,806
•TCI-Symphony CLO Series 2016-1A BR 1.78% (LIBOR03M + 1.65%) 10/13/29	2,000,000	2,000,074
•Towd Point Mortgage Trust
Series 2015-6 A1B 2.75% 4/25/55	273,860	274,458
Series 2016-1 A1B 2.75% 2/25/55	4,675	4,673
Series 2016-2 A1 3.00% 8/25/55	47,805	48,073
Series 2016-3 B1 4.08% 4/25/56	1,120,000	1,194,116
Series 2017-4 A1 2.75% 6/25/57	880,182	899,385
Series 2017-6 M1 3.25% 10/25/57	2,110,000	2,215,438
•Tralee CLO V Series 2018-5A B 1.83% (LIBOR03M + 1.70%) 10/20/28	1,200,000	1,198,921
•Tralee CLO VI Series 2019-6A AS 1.43% (LIBOR03M + 1.30%) 10/25/32	1,980,000	1,979,939
TRP - TRIP Rail Master Funding Series 2021-2 A 2.15% 6/19/51	2,151,104	2,165,804
United States Small Business Administration
Series 2019-20D 1 2.98% 4/1/39	373,990	403,379
Series 2019-25G 1 2.69% 7/1/44	588,391	620,238
•Venture 32 CLO Series 2018-32A A2A 1.20% (LIBOR03M + 1.07%) 7/18/31	1,750,000	1,749,447
•Voya CLO
Series 2016-3A A1R 1.32% (LIBOR03M + 1.19%) 10/18/31	750,000	750,242
Series 2017-3A A1R 1.17% (LIBOR03M + 1.04%) 4/20/34	1,530,000	1,526,934
Series 2018-3A A1A 1.28% (LIBOR03M + 1.15%) 10/15/31	3,080,000	3,080,431
Series 2018-4A A1AR 1.17% (LIBOR03M + 1.04%) 1/15/32	4,000,000	4,000,092

	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Wendy’s Funding Series 2021-1A A2I 2.37% 6/15/51	4,817,925	$4,858,227
•Whitebox CLO II Series 2020-2A A1 1.88% (LIBOR03M + 1.75%) 10/24/31	1,990,000	1,990,987
•Zais CLO Series 2019-13A A1A 1.62% (LIBOR03M + 1.49%) 7/15/32	980,000	981,243

Total Non-Agency Asset-Backed Securities (Cost $155,630,710)		157,104,378

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–3.81%
•Adjustable Rate Mortgage Trust Series 2005-9 5A1 0.63% (LIBOR01M + 0.54%) 11/25/35	1,009,684	991,696
CSMC Trust
•Series 2018-J1 A2 3.50% 2/25/48	6,024,942	6,173,945
f•Series 2019-NQM1 A3 3.06% 10/25/59	4,173,985	4,223,127
•Series 2021-AFC1 A1 0.83% 3/25/56	1,587,825	1,589,702
•Series 2021-AFC1 A3 1.17% 3/25/56	2,151,807	2,146,162
•Series 2021-NQM3 A3 1.63% 4/25/66	4,261,460	4,268,939
•Series 2021-NQM5 A1 0.94% 5/25/66	1,435,327	1,434,011
•Series 2021-RPL2 A1 2.00% 1/25/60	966,020	985,965
•Series 2021-RPL6 A1 2.00% 10/25/60	2,108,473	2,142,088
•Ellington Financial Mortgage Trust Series 2021-2 A1 0.93% 6/25/66	1,631,562	1,628,927
•Freddie Mac STACR REMIC Trust
Series 2020-DNA6 M1 0.95% (SOFR30A + 0.90%) 12/25/50	906,625	907,475
Series 2021-DNA1 M1 0.70% (SOFR30A + 0.65%) 1/25/51	731,400	731,400
•Freddie Mac Structured Agency Credit Risk Debt Notes Series 2017-DNA3 M2 2.59% (LIBOR01M + 2.50%) 3/25/30	2,070,000	2,118,540
•Galton Funding Mortgage Trust Series 2017-1 A22 3.00% 7/25/56	328,406	332,497
f•GCAT Trust Series 2020-NQM1 A3 2.55% 1/25/60	5,010,338	5,058,622
*GNMA
Series 2020-181 WI 2.00% 12/20/50	4,442,714	487,155
Series 2021-29 TI 2.50% 2/20/51	1,966,039	388,060
•Impac CMB Trust Series 2007-A A 0.59% (LIBOR01M + 0.50%) 5/25/37	2,035,814	1,998,237

LVIP Western Asset Core Bond Fund–15

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•JP Morgan Mortgage Trust
Series 2017-5 A2 3.09% 10/26/48	4,282,461	$4,389,201
Series 2018-4 A1 3.50% 10/25/48	619,380	629,315
•Merrill Lynch Mortgage Investors Trust Series 2005-A8 A3A3 0.83% (LIBOR01M + 0.74%) 8/25/36	567,581	565,598
•MSG III Securitization Trust Series 2021-1 A 0.84% (LIBOR01M + 0.75%) 6/25/54	4,820,000	4,818,426
•New Residential Mortgage Loan Trust
Series 2014-2A A3 3.75% 5/25/54	1,080,671	1,148,030
Series 2015-1A A3 3.75% 5/28/52	500,320	530,539
Series 2015-2A A1 3.75% 8/25/55	4,131,421	4,376,835
Series 2015-2A A2 3.75% 8/25/55	2,352,060	2,491,777
Series 2016-3A A1B 3.25% 9/25/56	1,261,479	1,324,798
Series 2016-3A B1 4.00% 9/25/56	4,216,458	4,537,471
Series 2016-4A B2 4.75% 11/25/56	2,064,685	2,253,322
Series 2017-1A A1 4.00% 2/25/57	3,365,090	3,605,662
Series 2017-2A B2 4.75% 3/25/57	2,230,859	2,408,498
Series 2017-4A A1 4.00% 5/25/57	3,165,158	3,366,942
Series 2017-6A A1 4.00% 8/27/57	6,804,539	7,261,058
Series 2021-NQM3 A1 1.16% 11/27/56	1,710,000	1,710,912
OBX Trust 0.58% 10/15/36	4,840,000	4,799,854
•Series 2021-NQM2 A1 1.10% 5/25/61	1,119,391	1,120,797
•Series 2021-NQM3 A1 1.05% 7/25/61	1,631,650	1,631,492
◆•WaMu Mortgage Pass Through Certificates Series 2005-AR13 A1A1 0.67% (LIBOR01M + 0.58%) 10/25/45	1,529,201	1,513,185

Total Non-Agency Collateralized Mortgage Obligations (Cost $90,758,758)		92,090,260

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–4.04%
•BANK Series 2018-BN14 C 4.76% 9/15/60	2,160,000	2,383,242
•BX Commercial Mortgage Trust Series 2021-SOAR A 0.75% (LIBOR01M + 0.67%) 6/15/38	1,690,000	1,690,527
•BX Commercial Mortgage Trust Series 2020-FOX A 1.08% (LIBOR01M + 1.00%) 11/15/32	3,240,571	3,241,580
BX Trust Series 2019-OC11 A 3.20% 12/9/41	1,140,000	1,217,278
CD Mortgage Trust Series 2016-CD1 A4 2.72% 8/10/49	2,560,000	2,711,442
•CHT-COSMO Mortgage Trust Series 2017-CSMO A 1.01% (LIBOR01M + 0.93%) 11/15/36	730,000	730,000

	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust
*•Series 2013-GC11 XA 1.50% 4/10/46	10,561,814	$170,331
Series 2014-GC25 A4 3.64% 10/10/47	889,000	955,874
Series 2016-P3 A4 3.33% 4/15/49	758,000	816,582
•Cold Storage Trust Series 2020-ICE5 A 0.98% (LIBOR01M + 0.90%) 11/15/37	6,310,799	6,314,736
COMM Mortgage Trust
Series 2013-CR6 AM 3.15% 3/10/46	775,000	792,408
Series 2014-CR16 A4 4.05% 4/10/47	774,000	832,057
Series 2014-CR20 A4 3.59% 11/10/47	402,000	429,356
Series 2014-CR20 AM 3.94% 11/10/47	1,580,000	1,683,352
Series 2015-CR23 A4 3.50% 5/10/48	418,000	451,435
•Credit Suisse Commercial Mortgage Securities Series 2019-SKLZ A 1.33% (LIBOR01M + 1.25%) 1/15/34	874,763	879,021
CSMC Trust Series 2014-USA B 4.18% 9/15/37	7,380,000	7,462,043
DB-JPM Mortgage Trust Series 2016-C1 A4 3.28% 5/10/49	925,000	989,719
GS Mortgage Securities Trust
•Series 2010-C1 C 5.64% 8/10/43	437,000	419,529
•Series 2013-PEMB A 3.67% 3/5/33	5,000,000	5,058,870
Series 2015-GC32 A4 3.76% 7/10/48	512,000	558,399
•GS Mortgage SecuritiesII Series 2021-ROSS A 1.23% (LIBOR01M + 1.15%) 5/15/26	3,900,000	3,900,416
•JP Morgan Chase Commercial Mortgage Securities Trust Series 2020-MKST D 1.58% (LIBOR01M + 1.50%) 12/15/36	5,130,000	4,954,926
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	1,795,000	1,972,228
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 A4 3.14% 6/15/49	1,704,000	1,811,195
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	686,000	697,587
Series 2015-JP1 A5 3.91% 1/15/49	1,298,000	1,431,394
•KNDL Mortgage Trust Series 2019-KNSQ A 0.88% (LIBOR01M + 0.80%) 5/15/36	4,450,000	4,455,557
•MHC Trust Series 2021-MHC2 A 0.93% (LIBOR01M + 0.85%) 5/15/23	1,210,000	1,211,511

LVIP Western Asset Core Bond Fund–16

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust
•Series 2013-C7 C 4.26% 2/15/46	3,000,000	$2,913,760
Series 2014-C17 A5 3.74% 8/15/47	717,000	767,141
Series 2015-C23 A4 3.72% 7/15/50	1,618,000	1,752,063
Series 2015-C26 A5 3.53% 10/15/48	1,271,800	1,380,946
Series 2016-C29 A4 3.33% 5/15/49	710,000	759,685
•Morgan Stanley Capital I Trust Series 2019-BPR A 1.48% (LIBOR01M + 1.40%) 5/15/36	3,460,000	3,379,642
Natixis Commercial Mortgage Securities Trust
Series 2019-FAME A 3.05% 8/15/36	7,150,000	7,287,344
*•Series 2019-FAME XA 1.50% 8/15/36	32,225,000	1,033,540
VLS Commercial Mortgage Trust Series 2020-LAB A 2.13% 10/10/42	2,010,000	2,002,592
VNDO Trust Series 2016-350P A 3.81% 1/10/35	1,080,000	1,185,603
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 B 4.14% 10/15/45	474,000	485,070
Series 2015-C26 AS 3.58% 2/15/48	7,640,000	8,046,772
*•Series 2016-BNK1 XA 1.86% 8/15/49	16,925,707	1,178,129
*•Series 2016-C36 XA 1.39% 11/15/59	38,356,351	2,004,614
•WFRBS Commercial Mortgage Trust Series 2014-C20 C 4.51% 5/15/47	3,603,000	3,354,537

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $98,064,961)		97,754,033

REGIONAL BONDS–0.14%
Canada—0.14%
Province of British Columbia Canada 2.25% 6/2/26	1,445,000	1,524,281
Province of Manitoba Canada 2.13% 6/22/26	872,000	911,759
Province of Quebec Canada 2.50% 4/20/26	959,000	1,022,726

		3,458,766

Total Regional Bonds (Cost $3,315,628)		3,458,766

SOVEREIGN BONDS–4.75%
Chile—0.31%
Chile Government International Bond
3.10% 5/7/41	3,050,000	2,943,311
3.10% 1/22/61	5,020,000	4,519,054

		7,462,365

	Principal Amount°	Value (U.S. $)
SOVEREIGN BONDS (continued)
Colombia—0.40%
Colombia Government International Bond
Δ3.13% 4/15/31	1,190,000	$1,113,876
3.88% 4/25/27	1,740,000	1,803,284
5.00% 6/15/45	2,740,000	2,670,513
5.20% 5/15/49	890,000	886,565
5.63% 2/26/44	3,190,000	3,326,819

		9,801,057

India—0.06%
Export-Import Bank of India 3.38% 8/5/26	1,300,000	1,378,676

		1,378,676

Indonesia—0.49%
Indonesia Government International Bond
3.70% 10/30/49	2,060,000	2,088,584
3.85% 7/18/27	2,110,000	2,338,894
4.63% 4/15/43	950,000	1,075,699
5.13% 1/15/45	5,370,000	6,487,572

		11,990,749

Israel—0.23%
State of Israel
2.75% 7/3/30	2,620,000	2,784,510
3.38% 1/15/50	930,000	985,852
3.80% 5/13/60	1,600,000	1,773,440

		5,543,802

Kazakhstan—0.16%
Kazakhstan Government International Bond 4.88% 10/14/44	3,240,000	3,971,501

		3,971,501

Kuwait—0.14%
Kuwait International Government Bond 3.50% 3/20/27	3,160,000	3,495,750

		3,495,750

Mexico—0.25%
Mexico Government International Bond
4.00% 10/2/23	1,352,000	1,442,084
4.75% 3/8/44	4,230,000	4,501,608

		5,943,692

Panama—0.45%
Panama Government International Bond
4.30% 4/29/53	1,540,000	1,629,058
4.50% 5/15/47	4,680,000	5,101,996
4.50% 4/1/56	1,050,000	1,142,347
6.70% 1/26/36	2,230,000	2,963,871

		10,837,272

LVIP Western Asset Core Bond Fund–17

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
SOVEREIGN BONDS (continued)
Peru—0.33%
Peruvian Government International Bond
3.30% 3/11/41	2,340,000	$2,267,928
5.63% 11/18/50	2,450,000	3,314,213
6.55% 3/14/37	1,840,000	2,480,449

		8,062,590

Poland—0.18%
Republic of Poland Government International Bond 4.00% 1/22/24	4,060,000	4,377,403

		4,377,403

Qatar—0.49%
Qatar Government International Bond
3.25% 6/2/26	270,000	291,330
3.88% 4/23/23	3,210,000	3,376,637
4.00% 3/14/29	1,600,000	1,818,000
4.82% 3/14/49	4,940,000	6,346,023

		11,831,990

Russia—0.44%
Russian Foreign Bond - Eurobond
5.63% 4/4/42	6,400,000	8,284,595
5.88% 9/16/43	1,800,000	2,435,163

		10,719,758

Saudi Arabia—0.03%
Saudi Government International Bond 2.88% 3/4/23	640,000	659,571

		659,571

United Arab Emirates—0.45%
Abu Dhabi Government International Bond
2.50% 10/11/22	5,320,000	5,433,465
3.13% 9/30/49	3,490,000	3,502,131
3.88% 4/16/50	1,650,000	1,883,789

		10,819,385

Uruguay—0.34%
Uruguay Government International Bond
4.38% 1/23/31	2,500,000	2,890,575
5.10% 6/18/50	4,130,000	5,249,354

		8,139,929

Total Sovereign Bonds (Cost $109,255,938)		115,035,490

U.S. TREASURY OBLIGATIONS–25.68%
U.S. Treasury Bonds
1.13% 8/15/40	11,900,000	10,240,508
1.25% 5/15/50	85,550,000	69,987,252
1.38% 8/15/50	50,140,000	42,309,542

	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
1.63% 11/15/50	18,610,000	$16,719,195
1.75% 8/15/41	270,000	258,103
1.88% 2/15/51	42,280,000	40,317,944
2.00% 2/15/50	15,290,000	15,021,231
2.00% 8/15/51	13,400,000	13,163,406
2.25% 5/15/41	6,840,000	7,112,531
2.25% 8/15/49	5,070,000	5,255,372
2.38% 5/15/51	15,440,000	16,477,375
2.88% 5/15/49	2,000,000	2,339,687
U.S. Treasury Inflation Index
0.75% 2/15/42	2,669,680	3,249,953
1.38% 2/15/44	1,850,496	2,539,541
U.S. Treasury Note
1.00% 7/31/28	5,350,000	5,246,344
1.25% 9/30/28	17,600,000	17,525,750
U.S. Treasury Notes
0.25% 11/15/23	200,000	199,719
0.25% 5/31/25	72,790,000	71,561,669
0.25% 6/30/25	850,000	834,859
0.25% 9/30/25	180,000	176,140
0.25% 10/31/25	560,000	547,159
0.38% 11/30/25	70,000	68,663
0.38% 12/31/25	510,000	499,720
0.38% 1/31/26	380,000	371,836
0.63% 11/30/27	17,130,000	16,543,833
0.63% 12/31/27	6,477,000	6,248,787
0.75% 4/30/26	23,550,000	23,368,775
0.75% 1/31/28	32,840,000	31,889,436
0.88% 6/30/26	25,950,000	25,858,770
1.13% 8/31/28	31,410,000	31,037,006
1.25% 3/31/28	16,050,000	16,050,627
1.25% 4/30/28	23,390,000	23,373,554
1.25% 5/31/28	19,690,000	19,661,542
1.25% 6/30/28	17,830,000	17,792,390
1.25% 8/15/31	42,160,000	41,138,937
1.63% 5/15/31	26,230,000	26,537,383

Total U.S. Treasury Obligations (Cost $645,228,661)		621,524,539

	Number of Contracts
OPTIONS PURCHASED–0.00%
Centrally Cleared–0.00%
Call Options Purchased–0.00%
US BOND FUTR OPTN NOV21C 161 EXP 10/22/2021, expiration date 10/22/21, notional amount $14,329,000	89	62,578

		62,578

Total Options Purchased (Cost $133,967)		62,578

LVIP Western Asset Core Bond Fund–18

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–2.63%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	63,622,762	$63,622,762

Total Money Market Fund (Cost $63,622,762)		63,622,762

TOTAL INVESTMENTS–100.95% (Cost $2,408,752,564)		2,443,540,799

	Number of Contracts	Value (U.S. $)

OPTIONS WRITTEN –(0.01)%
Centrally Cleared–(0.01)%
Call Options–(0.00)%
EUR 2Y MIDCV OP OCT21C 99 EXP 10/15/2021 Strike price $99.00, expiration date 10/15/21, notional amount $119,295,000	(482)	(15,062)
US BOND FUTR OPTN NOV21C 165 EXP 10/22/2021 Strike price $165.00, expiration date 10/22/21, notional amount $10,560,000	(64)	(7,000)
US 10YR FUT OPTN NOV21C 134 EXP 10/22/2021 Strike price $134.00, expiration date 10/22/21, notional amount $12,060,000	(90)	(2,813)
US 10YR FUT OPTN NOV21C 132 EXP 10/22/2021 Strike price $132.00, expiration date 10/22/21, notional amount $11,880,000	(90)	(35,156)
EUR 2Y MIDCV OP NOV21C 99 EXP 11/12/2021 Strike price $99.00, expiration date 11/12/21, notional amount $52,717,500	(213)	(21,300)

		(81,331)

Put Options Written–(0.01)%
US 10YR FUT OPTN NOV21P 131 EXP 10/22/2021 Strike price $131.00, expiration date 10/22/21, notional amount $7,860,000	(60)	(19,688)
US BOND FUTR OPTN NOV21P 160 EXP 10/22/2021 Strike price $160.00, expiration date 10/22/21, notional amount $4,160,000	(26)	(47,938)
EUR 2Y MIDCV OP NOV21P 99 EXP 11/12/2021 Strike price $99.00, expiration date 11/12/21, notional amount $52,717,500	(213)	(98,512)
US 5YR FUTR OPTN NOV21P 122.5 EXP 10/22/2021 Strike price $122.50, expiration date 10/22/21, notional amount $12,005,000	(98)	(19,906)
US 10YR FUT OPTN NOV21P 131.2 EXP 10/22/2021 Strike price $131.25, expiration date 10/22/21, notional amount $12,206,250	(93)	(37,781)

		(223,825)

Total Options Written (Premium received $(495,704))		(305,156)

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.94%)		(22,570,908)

NET ASSETS APPLICABLE TO 232,254,936 SHARES OUTSTANDING–100.00%		$2,420,664,735

LVIP Western Asset Core Bond Fund–19

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2021. Rate will reset at a future date.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2021.

Δ	Securities have been classified by country of origin.

The following futures contracts and swap contracts were outstanding at September 30, 2021:

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
489	90 Day IMM Eurodollar	$121,290,338	$121,323,329	6/19/23	$—	$(32,991)
2,253	90 Day IMM Eurodollar	556,800,787	557,024,336	12/18/23	—	(223,549)
656	U.S. Treasury 10 yr Notes	86,335,750	87,018,777	12/21/21	—	(683,027)
1	U.S. Treasury 2 yr Notes	220,055	220,197	12/31/21	—	(142)
4,960	U.S. Treasury 5 yr Notes	608,801,252	612,390,340	12/31/21	—	(3,589,088)
(2,097)	U.S. Treasury Bonds	(523,358,775)	(523,052,369)	12/13/21	—	(306,406)
(1,044)	U.S. Treasury Long Bonds	(166,224,375)	(169,787,228)	12/21/21	3,562,853	—
585	U.S. Treasury Ultra Bonds	111,771,563	115,662,810	12/21/21	—	(3,891,247)

Total Futures Contracts					$3,562,853	$(8,726,450)

Swap Contract
Credit Default Swap (CDS) Contracts

Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared/ Protection Sold
CDX.NA.IG.37-Quarterly[3]	396,841,250	(1.00%)	12/20/26	$9,596,549	$9,589,383	$7,166	$—

LVIP Western Asset Core Bond Fund–20

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

Interest Rate Swap (IRS) Contracts

Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
10 yr IRS-Semiannual/Quarterly	50,500,000	0.71%	(0.13%)[4]	5/20/30	$2,938,019	$(177,510)	$3,115,530	$—
25 yr IRS-Annual	10,300,000	0.56%	(0.05%)[5]	7/20/45	2,065,043	267,283	1,797,759	—
25 yr IRS-Annual	14,350,000	0.74%	(0.05%)[5]	8/19/45	2,362,149	—	2,362,149	—
25 yr IRS-Semiannual/Quarterly	6,046,000	0.80%	(0.13%)[4]	11/15/45	1,236,160	33,590	1,202,570	—
27 yr IRS-Semiannual/Quarterly	32,199,000	1.00%	(0.13%)[4]	2/15/47	5,573,862	374,326	5,199,536	—
27 yr IRS-Semiannual/Quarterly	6,306,000	1.20%	(0.13%)[4]	2/15/47	822,835	33,544	789,291	—
27 yr IRS-Semiannual/Quarterly	3,077,000	1.23%	(0.13%)[4]	2/15/47	385,106	2,707	382,399	—
27 yr IRS-Semiannual/Quarterly	5,518,000	1.60%	(0.13%)[4]	2/15/47	249,595	29,452	220,143	—
27 yr IRS-Semiannual/Quarterly	21,695,000	2.00%	(0.13%)[4]	2/15/47	(868,135)	(16,779)	—	(851,356)
30 yr IRS-Semiannual/Quarterly	3,367,000	1.20%	(0.14%)[4]	10/7/50	478,942	(1,424)	480,366	—
7 yr IRS-Semiannual/Quarterly	20,990,000	0.45%	(0.13%)[4]	5/15/27	784,758	(37,386)	822,144	—
7 yr IRS-Annual	92,836,000	0.71%	(0.05%)[5]	5/15/27	893,855	287,479	606,376	—
8 yr IRS-Semiannual/Quarterly	67,197,000	1.25%	(0.13%)[4]	2/15/28	(98,763)	82,824	—	(181,587)
8 yr IRS-Semiannual/Quarterly	50,243,000	1.35%	(0.13%)[4]	2/15/28	(392,591)	(114,344)	—	(278,247)
27 yr IRS-Annual	9,371,000	1.73%	(0.05%)[5]	2/15/47	(373,548)	—	—	(373,548)
27 yr IRS-Annual	7,857,000	1.52%	(0.05%)[5]	2/15/47	57,077	(143,998)	201,076	—
27 yr IRS-Semiannual/Quarterly	17,953,000	1.63%	(0.13%)[4]	2/15/47	729,692	66,576	663,116	—
31 yr IRS-Semiannual/Quarterly	9,231,000	1.67%	(0.12%)[4]	7/9/51	311,869	(40,822)	352,691	—

Total IRS Contracts						$645,518	$18,195,146	$(1,684,738)

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through September 30, 2021.

[2]	Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

[3]

Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.

[4]	Rate resets based on LIBOR03M.

[5]	Rate resets based on SOFR01.

Summary of Abbreviations:

BB–Barclays Bank

BNP–BNP Paribas

CLO–Collateralized Loan Obligation

DB–Deutsche Bank

GNMA–Government National Mortgage Association

GS–Goldman Sachs

HSBC–Hong Kong and Shanghai Banking Corporation

IMM–International Monetary Market

IRS–Interest Rate Swap

JPM–JPMorgan

JPM-BB–JPMorgan Barclays Bank

JPM-DB–JPMorgan Deutsche Bank

LVIP Western Asset Core Bond Fund–21

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

Summary of Abbreviations: (continued)

LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month

LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month

LNG–Liquefied Natural Gas

MIDCV–Mid-Curve

PC–Participation Certificate

REMICs–Real Estate Mortgage Investment Conduits

S.F.–Single Family

SOFR01–Secured Overnight Financing Rate

SOFR30A–Secured Overnight Financing Rate 30 Days Average

TBA–To be announced

USD–United States Dollar

WFRBS–Wells Fargo Royal Bank of Scotland

yr–Year

See accompanying notes.

LVIP Western Asset Core Bond Fund–22

LVIP Western Asset Core Bond Fund

Notes

September 30, 2021 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Western Asset Core Bond Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Other debt securities, credit default swap contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Western Asset Core Bond Fund–23

LVIP Western Asset Core Bond Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2021:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$12,838,496	$—	$12,838,496
Agency Commercial Mortgage-Backed Securities	—	11,918,949	—	11,918,949
Agency Mortgage-Backed Securities	—	455,207,549	799,618	456,007,167
Corporate Bonds	—	812,123,381	—	812,123,381
Non-Agency Asset-Backed Securities	—	157,104,378	—	157,104,378
Non-Agency Collateralized Mortgage Obligations	—	92,090,260	—	92,090,260
Non-Agency Commercial Mortgage-Backed Securities	—	97,754,033	—	97,754,033
Regional Bonds	—	3,458,766	—	3,458,766
Sovereign Bonds	—	115,035,490	—	115,035,490
U.S. Treasury Obligations	—	621,524,539	—	621,524,539
Options Purchased	62,578	—	—	62,578
Money Market Fund	63,622,762	—	—	63,622,762

Total Investments	$63,685,340	$2,379,055,841	$799,618	$2,443,540,799

Derivatives:

Assets:
Futures Contract	$3,562,853	$—	$—	$3,562,853

Swap Contracts	$—	$18,383,580	$—	$18,383,580

Liabilities:
Futures Contracts	$(8,726,450)	$—	$—	$(8,726,450)

Swap Contracts	$—	$(1,684,739)	$—	$(1,684,739)

Options Written	$(305,156)	$—	$—	$(305,156)

During the period ended September 30, 2021, there were no material transfers to or from Level 3 investments.

LVIP Western Asset Core Bond Fund–24